Right of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 309,566	$ 647,046
Ending Balance	1,134,493	309,566	$ 647,046
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,141,822	1,084,864
Acquisitions	954,104
Additions		56,925	1,072,426
Disposals		(44,725)
Foreign exchange	21,369	44,758	12,438
Ending Balance	2,117,295	1,141,822	1,084,864
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,105,554	1,048,596
Acquisitions	915,203
Additions		56,925	1,036,158
Disposals		(44,725)
Foreign exchange	21,369	44,758	12,438
Ending Balance	2,042,126	1,105,554	1,048,596
Cost | Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	36,268	36,268
Acquisitions	38,901
Additions		0	36,268
Disposals		0
Foreign exchange		0
Ending Balance	75,169	36,268	36,268
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(832,256)	(437,818)
Additions	130,433	344,384	435,392
Disposals		(22,363)
Foreign exchange	20,113	72,417	2,426
Ending Balance	(982,802)	(832,256)	(437,818)
Accumulated depreciation | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(810,295)	(426,516)
Additions	122,600	333,725	424,090
Disposals		(22,363)
Foreign exchange	20,006	72,417	2,426
Ending Balance	(952,901)	(810,295)	(426,516)
Accumulated depreciation | Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(21,961)	(11,302)
Additions	7,833	10,659	11,302
Disposals		0
Foreign exchange	107	0
Ending Balance	$ (29,901)	$ (21,961)	$ (11,302)